Regulatory Matters	12 Months Ended
Dec. 31, 2012
Regulatory Matters [Abstract]
Regulatory Matters
Note 15 - Regulatory Matters

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices.  The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk-weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth below) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets, and of Tier 1 capital to average assets.  Management believes, as of December 31, 2012, that the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2012 the Bank was well capitalized under the regulatory framework for prompt corrective action.  There are no conditions or events since December 31, 2012 that management believes have changed the Bank's category.

The Bank's actual capital amounts and ratios at December 31, 2012 and 2011 and the minimum amounts and ratios required for capital adequacy purposes and to be well capitalized under the prompt corrective action provisions are as follows:

	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in Thousands)
As of December 31, 2012:
Total capital (to risk-weighted assets)	$16,053	22.27%	$	≥5,766	≥8.00%	$	≥7,207	≥10.00%
Tier 1 capital (to risk-weighted assets)	15,193	21.08		≥2,883	≥4.00		≥4,324	≥ 6.00
Tier 1 capital (to average assets)	15,193	13.58		≥4,476	≥4.00		≥5,595	≥ 5.00

	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in Thousands)
As of December 31, 2011:
Total capital (to risk-weighted assets)	$15,027	22.77%	$	≥5,279	≥8.00%	$	≥6,598	≥10.00%
Tier 1 capital (to risk-weighted assets)	14,222	21.55		≥2,639	≥4.00		≥3,959	≥ 6.00
Tier 1 capital (to average assets)	14,222	13.23		≥4,300	≥4.00		≥5,375	≥ 5.00

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act the Board of Governors of the Federal Reserve System as the primary regulator for the Company is authorized to extend leverage capital requirements and risk based capital requirements applicable to depository institutions and bank holding companies to thrift holding companies.  However, the Federal Reserve Board has not issued regulations that address the levels of these capital requirements and when they will apply to Quaint Oak Bancorp.

Banking regulations place certain restrictions on dividends paid by the Bank to the Company.  The Bank is subject to certain restrictions on the amount of dividends that it may declare without prior regulatory approval.